Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Schedule of revenue and long-lived assets by segments

	United	United	All other
(in $ millions)	States	Kingdom	countries	Total
Revenue
Year ended December 31, 2021	$226	$276	$261	$763
Year ended December 31, 2020	$191	$314	$288	$793
Year ended December 31, 2019	$511	$925	$683	$2,119
Long-lived assets
As of December 31, 2021	$100	$76	$99	$275
As of December 31, 2020	$38	$93	$118	$249